Shareholder Report, Holdings (Details) - C000147985 [Member]	Aug. 31, 2026
X5 Retail Group NV GDR [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
VK Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
Severstal PAO [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
Rosneft Oil Co PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Mobile TeleSystems PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Moscow Exchange MICEX RTS PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
United Co RUSAL International PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Alrosa PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Sberbank of Russia PJSC [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
BlackRock Cash Funds Treasury SL Agency Shares [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%

[1]	Rounds to less than 0.1%.